Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
NET INCOME	$ 3,846	$ 5,521	$ 5,917
Unrealized gains (losses) on securities:
Unrealized holding gains (losses) during period	1,122	(3,271)	93
Reclassification adjustments for gains included in net income	2	(158)	(116)
Other comprehensive income (loss), before income taxes	1,124	(3,429)	(23)
Income tax expense (benefit) related to items of other comprehensive income (loss)	382	(1,166)	(8)
Other comprehensive income (loss)	742	(2,263)	(15)
COMPREHENSIVE INCOME	$ 4,588	$ 3,258	$ 5,902